Risk/Return Detail Data - FidelityFlexMidCapIndexFundFidelityFlexSmallCapIndexFund-ComboPRO	Jul. 11, 2025
FidelityFlexMidCapIndexFundFidelityFlexSmallCapIndexFund-ComboPRO |
Prospectus Line Items
Supplement to Prospectus [Text Block]	Supplement to theFidelity Flex® FundsFidelity Flex® Mid Cap Index Fund and Fidelity Flex® Small Cap Index FundJune 28, 2025Prospectus
Strategy Narrative [Text Block]	Beginning on July 17, 2025, the fund will transition from the Russell Midcap® Index to the Fidelity U.S. Mid Cap IndexSM using a blend of the two indices. The transition will be implemented through six equal stepped transitions effective at the market open on each of the following dates: July 17, 2025, July 24, 2025, July 31, 2025, August 7, 2025, August 14, 2025, and August 21, 2025. The fund's final transition to the Fidelity U.S. Mid Cap IndexSM will be completed at the market close on August 20, 2025.
Document Type	497
Registrant Name	Fidelity Salem Street Trust